CONSOLIDATED FINANCIAL DATA HIGHLIGHTS (Parenthetical)	12 Months Ended
Dec. 31, 2011
Series A
Expenses including investment in Non-Consolidated LLC (before Profit Shares)	6.81%
Profit shares including investment in Non-Consolidated LLC	0.39%
Expenses including investment in Non-Consolidated LLC	7.20%
Net investment loss including investment in Non-Consolidated LLC	(7.12%)
Series F
Expenses including investment in Non-Consolidated LLC (before Profit Shares)	6.81%
Profit shares including investment in Non-Consolidated LLC	0.34%
Expenses including investment in Non-Consolidated LLC	7.15%
Net investment loss including investment in Non-Consolidated LLC	(7.07%)
Series G
Expenses including investment in Non-Consolidated LLC (before Profit Shares)	6.81%
Profit shares including investment in Non-Consolidated LLC	0.34%
Expenses including investment in Non-Consolidated LLC	7.15%
Net investment loss including investment in Non-Consolidated LLC	(7.07%)
Series I
Expenses including investment in Non-Consolidated LLC (before Profit Shares)	3.60%
Profit shares including investment in Non-Consolidated LLC	0.78%
Expenses including investment in Non-Consolidated LLC	4.38%
Net investment loss including investment in Non-Consolidated LLC	(4.30%)